Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Multiple voting shares | Issued capital.
Common stock, multiple voting shares, value	$ 3.8	$ 3.8	$ 3.8